Pacer International Export Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Australia - 5.7%
Aristocrat Leisure Ltd.	100	$3,752
BHP Group Ltd.	820	29,050
Brambles Ltd.	220	3,452
Computershare Ltd.	94	2,154
CSL Ltd.	78	9,913
Fortescue Ltd.	496	7,297
MMG Ltd. (a)	1,958	2,580
Pro Medicus Ltd.	16	2,064
		60,262

Belgium - 2.9%
Anheuser-Busch InBev SA	290	20,727
UCB SA	32	9,723
		30,450

Canada - 8.7%
Barrick Mining Corp.	273	12,548
Constellation Software, Inc.	4	7,423
First Quantum Minerals Ltd. (a)	134	3,809
Kinross Gold Corp.	196	6,206
Lundin Gold, Inc.	39	2,940
Lundin Mining Corp.	138	3,501
Open Text Corp.	40	1,027
Pan American Silver Corp.	68	3,726
Shopify, Inc. - Class A (a)	198	26,125
Thomson Reuters Corp.	72	7,999
Waste Connections, Inc.	42	7,065
Wheaton Precious Metals Corp.	74	9,803
		92,172

Denmark - 0.5%
Novonesis Novozymes B	66	4,055
Pandora AS	12	973
		5,028

Finland - 0.4%
Wartsila OYJ Abp	96	3,906

France - 10.7%
Bureau Veritas SA	74	2,386
Dassault Systemes SE	216	5,967
Hermes International SCA	17	41,035
LVMH Moet Hennessy Louis Vuitton SE	68	44,242
Sanofi SA	198	18,655
		112,285

Germany - 3.8%
SAP SE	199	40,379

Hong Kong - 0.8%
CK Hutchison Holdings Ltd.	618	5,005
Galaxy Entertainment Group Ltd.	706	3,598
		8,603

Ireland - 1.1%
Experian PLC	148	5,601
Ryanair Holdings PLC	170	5,786
		11,387

Italy - 1.7%
Buzzi Unicem SpA	32	1,824
Ferrari NV	32	10,690
Prysmian SpA	48	5,736
		18,250

Japan - 8.6%
Advantest Corp.	124	20,502
Astellas Pharma, Inc.	292	4,058
Disco Corp.	18	7,724
FANUC Corp.	158	6,421
Inpex Corp.	204	4,553
Lasertec Corp.	16	3,774
Modec, Inc.	12	1,167
Murata Manufacturing Co. Ltd.	316	6,424
Nexon Co. Ltd.	134	3,199
Niterra Co. Ltd.	32	1,401
Sony Group Corp.	992	22,212
Takeda Pharmaceutical Co. Ltd.	256	8,699
		90,134

Luxembourg - 0.4%
Tenaris SA	172	3,839

Netherlands - 10.2%
Argenx SE (a)	10	8,373
ASM International NV	8	6,755
ASML Holding NV	44	63,630
BE Semiconductor Industries NV	14	2,740
Prosus NV	384	22,136
Wolters Kluwer NV	38	3,566
		107,200

South Korea - 8.0%
Alteogen, Inc. (a)	8	2,295
Samsung Biologics Co. Ltd. (a)(b)	8	9,699
SK Hynix, Inc.	115	72,624
		84,618

Spain - 3.6%
Amadeus IT Holding SA	72	4,850
Industria de Diseno Textil SA	502	32,846
		37,696

Sweden - 4.0%
Assa Abloy AB - Class B	170	6,912
Atlas Copco AB - Class A	542	11,251
Epiroc AB	132	3,723
Evolution AB (b)	32	2,092
Hexagon AB - Class B	418	4,750
Sandvik AB	202	8,025
Telefonaktiebolaget LM Ericsson - Class B	502	5,481
		42,234

Switzerland - 16.0%
Alcon AG	81	6,566
Cie Financiere Richemont SA	87	16,896
Galderma Group AG	38	7,101
Geberit AG	6	4,594
Givaudan SA	2	7,761
Holcim AG	92	9,503
Logitech International SA	26	2,250
Novartis AG	341	50,757
Roche Holding AG	114	51,918
Schindler Holding AG	6	2,324
SGS SA	32	3,856
Sonova Holding AG	10	2,747
VAT Group AG (b)	4	2,603
		168,876

United Kingdom - 12.5%
Ashtead Group PLC	68	4,374
AstraZeneca PLC	250	46,656
Burberry Group PLC (a)	58	875
Convatec Group PLC (b)	316	997
Diageo PLC	360	8,277
GSK PLC	658	16,944
Halma PLC	62	3,015
Imperial Brands PLC	130	5,470
Informa PLC	208	2,512
InterContinental Hotels Group PLC	24	3,235
Pearson PLC	102	1,340
Reckitt Benckiser Group PLC	108	9,029
Rolls-Royce Holdings PLC	1,356	22,534
Smith & Nephew PLC	138	2,352
Smiths Group PLC	52	1,791
Weir Group PLC	42	1,859
		131,260

United States - 0.3%
RB Global, Inc.	30	3,424
TOTAL COMMON STOCKS (Cost $1,005,972)		1,052,003

TOTAL INVESTMENTS - 99.9% (Cost $1,005,972)		1,052,003
Other Assets in Excess of Liabilities - 0.1%		619
TOTAL NET ASSETS - 100.0%		$1,052,622

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $15,391 or 1.5% of the Fund’s net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer International Export Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,052,003	$–	$–	$1,052,003
Total Investments	$1,052,003	$–	$–	$1,052,003

Refer to the Schedule of Investments for further disaggregation of investment categories.